CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS € in Thousands, $ in Millions	3 Months Ended
	Mar. 31, 2023 EUR (€)	Mar. 31, 2022 EUR (€)
Cash Flow from operating activities
Loss for the period	€ (3,251)	€ (753)
Depreciation and amortization	731	719
Foreign currency exchange differences on loans to subsidiaries	133	(462)
Foreign currency translation reserve reclassified to profit or loss		(1,475)
Change in fair value of bond funds		443
Share-based compensation expense	37	43
Change in impairment of trade receivables	(5)	73
Non-cash interest expense on long-term debt	111	544
Change in fair value of derivative	35	(1,316)
Change in inventory allowance	83	164
Loss on disposal of property, plant and equipment and intangible assets		19
Interest paid	303	189
Interest received	(26)	(87)
Other		(32)
Change in working capital	(1,253)	207
Trade and other receivables, inventories and current assets	(1,026)	(1,328)
Trade payables	(49)	390
Other liabilities, contract liabilities and provisions	(171)	1,147
Income tax payable/receivables	(7)	(2)
Total	(3,102)	(1,724)
Cash Flow from investing activities
Payments to acquire property, plant and equipment and intangible assets	(168)	(264)
Proceeds from disposal of financial assets		2,653
Payments to acquire financial assets	(3,714)
Interest received	26	87
Total	(3,856)	2,476
Cash Flow from financing activities
Repayment of lease liabilities	(219)	(89)
Repayment of long-term debt	(26)	(140)
Proceeds from long-term debt	3,028
Debt transaction cost	(124)
Proceeds from issuance of shares	860
Share issue cost	(71)
Interest paid	(307)	(189)
Total	3,141	(418)
Net increase (decrease) in cash and cash equivalents	(3,817)	334
Cash and cash equivalents at beginning of period	12,119	7,027
Changes to cash and cash equivalents due to foreign exchanges rates	(17)	35
Cash and cash equivalents at end of period	€ 8,285	€ 7,396